RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“ Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (“Yujie”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

Schedule of transactions with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Referral service fee charged by Yujie	15,152	347,585	355,803
Bandwidth service fee charged by Qihu	80,514	108,743	128,607
Brand fees charged by Qihu	—	23,585	47,168
Referral service fee charged by Qihu	24,507	19,789	2,423
Rental expenses charged by Beijing Qifei	7,137	—	—
Rental expenses charged by Hongying	—	11,899	13,655
Corporate expenses allocated from Qibutianxia	11,321	7,075	—
Labor cost charged by Xixian	2,130	—	—
Others	3,120	4,378	4,550
Total	143,881	523,054	552,206

Schedule of services provided to the related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Referral service fee charged from Qicaitianxia	3,558	—	—
Referral service fee charged from Kincheng Bank	—	—	109,469
Loan facilitation services fee charged from Kincheng Bank	15,254	1,574,456	382,496
Loan facilitation services fee charged from Jinshang	150,515	219,513	137,118
Loan facilitation services fee charged from Beijing Zixuan	47,516	37	—
Post-facilitation services fee charged from Kincheng Bank	433	297,489	434,886
Post-facilitation services fee charged from Jinshang	48,094	69,398	67,936
Post-facilitation services fee charged from Beijing Zixuan	74,417	56	—
Others	6,591	17,612	67,333
Total	346,378	2,178,561	1,199,238

Schedule of amounts due from related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Kincheng Bank	771,335	239,270
Jinshang	194,123	162,784
Shareholders	10,158	—
Others	2,559	26,054
Total	978,175	428,108

Schedule of amounts due to related parties

	December 31,	December 31,
	2021	2022
	RMB	RMB
Qibutianxia	9,156	1,656
Qihu	144,999	103,868
Yujie	30,165	—
Others	29,737	8,173
Total	214,057	113,697